UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Raffles Associates, L.P.
Address    One Penn Plaza, Suite 1628  New York, NY  10119



Form 13F File Number:    028-12413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Paul H. O'Leary
Title   President of General Partner
Phone   212 760 2322

Signature, Place, and Date of Signing:

/s/ Paul H. O'Leary       New York, NY       11/12/2012
-------------------       -------------       ----------
[Signature]               [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      58
Form 13F Information Table Value Total:      102,138   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
 AIRCASTLE LTD                 COM              G0129K104     1046     92300   S                                 0 0        0
 AERCAP HOLDINGS NV            COM              N00985106     3846    307700   S                                 0 0        0
 ASB BANCORP INC N C           COM              00213T109      211     13594   S                                 0 0        0
 ADVANTAGE OIL & GAS LTD       COM              00765F101     1497    400000   S                                 0 0        0
 ALEXCO RESOURCE CORP          COM              01535P106     5250   1203671   S                                 0 0        0
 ALLIANCE BANCORP INC PA NEW   COM              01890A108      248     20000   S                                 0 0        0
 AMERICAN INDEPENDENCE CORP    COM NEW          026760405     1659    337929   S                                 0 0        0
 AMERICAN INTL GROUP INC       *W EXP 01/19/20  026874156     2287    170000   S                                 0 0        0
 AMERICAN INTL GROUP INC       COM NEW          026874784      820     25000   S                                 0 0        0
 AMERICAN RAILCAR INDS INC     COM              02916P103      567     20000   S                                 0 0        0
 APPLE INC                     OPT              037833100      645     50000  SH                                 0 0        0
 AVALON HLDGS CORP             CL A             05343P109      736    185073   S                                 0 0        0
 BCSB BANCORP INC              COM              055367106      480     35000   S                                 0 0        0
 BANRO CORP                    COM              066800103     1091    234800   S                                 0 0        0
 CIFC CORP                     COM              12547R105     1853    253152   S                                 0 0        0
 CHEVIOT FINL CORP NEW         COM              16677X105      638     70000   S                                 0 0        0
 COMMAND SEC CORP              COM              20050L100       62     50000   S                                 0 0        0
 COWEN GROUP INC NEW           CL A             223622101       68     25000   S                                 0 0        0
 CROSSROADS SYS INC            COM NEW          22765D209      191     47756   S                                 0 0        0
 ELDORADO GOLD CORP NEW        COM              284902103     7825    513385   S                                 0 0        0
 EMERALD OIL INC               COM              29101U100      623    750000   S                                 0 0        0
 FARMERS NATL BANC CORP        COM              309627107      294     45491   S                                 0 0        0
 FLY LEASING LTD               SPONSORED ADR    34407D109      655     48506   S                                 0 0        0
 GASTAR EXPL LTD               COM NEW          367299203      904    544404   S                                 0 0        0
 HF FINL CORP                  COM              404172108     2094    170900   S                                 0 0        0
 HARVEST NATURAL RESOURCES IN  COM              41754V103     1924    215700   S                                 0 0        0
 JPMORGAN CHASE & CO           *W EXP 10/28/20  46634E114      309     30000  SH                                 0 0        0
 LIBERTY MEDIA CORPORATION     COM A            530322106     1861     17878   S                                 0 0        0
 MAG SILVER CORP               COM              55903Q104     4565    372900   S                                 0 0        0
 MAGNUM HUNTER RES CORP DEL    COM              55973B102     1687    380000   S                                 0 0        0
 MAYS J W INC                  COM              578473100     1180     54620   S                                 0 0        0
 MOUNTAIN PROV DIAMONDS INC    COM NEW          62426E402     5861   1375738   S                                 0 0        0
 NAPCO SEC TECHNOLOGIES INC    COM              630402105      867    257186   S                                 0 0        0
 NAUGATUCK VY FINL CORP MD     COM              63906P107     2312    330321   S                                 0 0        0
 NOVACOPPER INC                COM              66988K102       73     33333   S                                 0 0        0
 OBA FINL SVCS INC             COM              67424G101     2891    190842   S                                 0 0        0
 PNC FINL SVCS GROUP INC       *W EXP 12/31/20  693475121     1196    112300   S                                 0 0        0
 PACIFIC PREMIER BANCORP       COM              69478X105     1205    126273   S                                 0 0        0
 PLATINUM GROUP METALS LTD     COM NEW          72765Q205      327    316000   S                                 0 0        0
 POLYMET MINING CORP           COM              731916102      209    178400   S                                 0 0        0
 PROSHARES TR                  PSHS ULTSH 20YR  74347R297     3118    200000   S                                 0 0        0
 PROVIDENT FINL HLDGS INC      COM              743868101     9486    667590   S                                 0 0        0
 RED LION HOTELS CORP          COM              756764106     6089    974299   S                                 0 0        0
 REIS INC                      COM              75936P105     2176    190209   S                                 0 0        0
 ROUSE PPTYS INC               COM              779287101      287     20000   S                                 0 0        0
 SCHOOL SPECIALTY INC          COM              807863105      876    380700   S                                 0 0        0
 SONDE RES CORP                COM              835426107      721    947386   S                                 0 0        0
 SOUTHERN MO BANCORP INC       COM              843380106     4491    186489   S                                 0 0        0
 STANDARD FINL CORP MD         COM              853393106     4036    239508   S                                 0 0        0
 U S ENERGY CORP WYO           COM              911805109      684    317970   S                                 0 0        0
 VICON INDS INC                COM              925811101      265     88196   S                                 0 0        0
 VISHAY PRECISION GROUP INC    COM              92835K103     2586    185000   S                                 0 0        0
 WAYNE SVGS BANCSHARES INC NE  COM              94624Q101      749     85505   S                                 0 0        0
 WELLS FARGO & CO NEW          *W EXP 10/28/20  949746119     1234    125000   S                                 0 0        0
 WILLIS LEASE FINANCE CORP     COM              970646105      483     39169   S                                 0 0        0
 WINTHROP RLTY TR              SH NEW           976391300      967     89732   S                                 0 0        0
 WOLVERINE BANCORP INC         COM              977880103     1762    100700   S                                 0 0        0
 ZAZA ENERGY CORP              COM              98919T100       71     23871   S                                 0 0        0